Commitments & Contingencies - Standard Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in standard warranty liability
Beginning Balance	$ 113	$ 118
Current period accruals	83	111
Accrual adjustments to reflect experience	(16)	(1)
Charges incurred	(96)	(115)
Ending Balance	$ 83	$ 113